Fairlead Tactical Sector ETF
Schedule of Investments
April 30, 2023 - (Unaudited)
1
EXCHANGE-TRADED FUNDS — 96.92% Shares Fair Value
Energy Select Sector SPDR® Fund 339,193 $ 28,875,500
SPDR® Gold Shares ETF
(a)
287,709 53,168,623
SPDR® Portfolio Long Term Treasury ETF 2,369,046 73,298,283
SPDR® Portfolio Short Term Treasury ETF 2,509,771 73,310,411
Total Exchange-Traded Funds (Cost $223,350,449) 228,652,817
Total Investments — 96.92% (Cost $223,350,449) 228,652,817
Other Assets in Excess of Liabilities — 3.08% 7,269,404
NET ASSETS — 100.00% $ 235,922,221
(a) Non-income producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt